Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (240,580)	$ 373,939
Adjustments for:
Depreciation expense	39,051	37,087
Loss from disposal of furniture and equipment		(10,238)
Deferred taxes		129,322
Changes in:
Accounts receivable	(118,399)
Other receivables	6,065	(31,730)
Prepaid expenses and other current assets	1,486	(51,510)
Other payables and accruals	(47,681)	173,539
Deferred revenue	(273,882)	367,000
Income tax payable	(13,339)	28,938
Net cash (used in) provided by operating activities	(647,279)	1,016,347
Cash flows from investing activities:
Short term loan to a third party	(188,451)
Additions to leasehold improvements and equipment	(1,133)	(116,122)
Proceeds from sale of furniture and equipment		8,806
Net cash used in investing activities	(189,584)	(107,316)
Cash flows from financing activities:
Proceeds from advances from related parties	116,343	74,941
Repayment of advances to related parties	(172,306)
Net cash (used in) provided by financing activities	(55,963)	74,941
Effect of exchange rate changes on cash and cash equivalents	25,139	(7,389)
Net (decrease) increase in cash and cash equivalents	(867,687)	976,583
Cash and cash equivalents at the beginning of period	1,165,793	189,210
Cash and cash equivalents at the end of period	298,106	1,165,793
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid	28,526	9,113
Right-of-use assets obtained in exchange for operating lease obligations	$ 720,867	$ 197,524